CONVERTIBLE PROMISSORY NOTES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares
Statement [Line Items]
Profit And Loss Change In Fair Value		$ 829,011		$ 1,128,625
Deferred Derivative Loss		303,163		867,305
Derivative Liability		$ 551,566		$ 1,610,858
Net Proceeds On Issuance Of Promissory Notes	$ 536,517		$ 403,600
Bottom of range [member]
Statement [Line Items]
Interest Rate		10.00%		10.00%
Unpaid Debt, Interest Rate		15.00%		15.00%
Percentage Of Prepayment Premium		15.00%		15.00%
Expected Life	1 month 20 days	1 month 20 days
Stock Price Volatility	169.00%	169.00%
Top of range [member]
Statement [Line Items]
Interest Rate		12.00%		12.00%
Unpaid Debt, Interest Rate		22.00%		22.00%
Percentage Of Prepayment Premium		40.00%		40.00%
Expected Life	11 months 23 days	11 months 23 days
Stock Price Volatility	200.00%	200.00%
Per Share Price | $ / shares				$ 0.004
Deferred Derivative Loss (Increase)
Statement [Line Items]
Net Proceeds On Issuance Of Promissory Notes				$ 332,000
Gross Net Proceeds On Issuance Of Promissory Notes				403,600
Risk-free Rate	0.52%	0.52%
Net Of Cash Discount				27,700
Nominal Value Of Convertible Bonds				$ 1,000
Dividend Yield	0.00%	0.00%	0.00%	0.00%
Proceeds Net Of Transaction Cost				$ 4,390
Remaining Balance Of Net Proceeds				13,396
Contra Asset, Balance				$ 826,097
Market Price			61.00%	61.00%
Convertible Promissory Note
Statement [Line Items]
Deferred Derivative Loss		$ 1,514,597
Derivative Liability		1,036,668		$ 1,216,301
Net Proceeds On Issuance Of Promissory Notes	$ 490,448
Net Of Cash Discount		30,000
Remaining Balance Of Net Proceeds		12,519
Proceeds Net Of Transaction Costs	$ 6,750
Notes To Stock Fair Value		220,865,794
Share Issued | shares			759,908,896	759,908,896
Promissory Notes, Converted, Face Value		$ 464,580		$ 302,203